Property, Plant and Equipment - Summary of Variations in Tangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 11,648	€ 16,453	€ 7,765
Increase	(2,302)	(4,676)	10,429
Decrease	(394)	(56)	(1,741)
Translation adjustments	(11)	7	0
Reclassification	74	(80)	0
Ending balance	9,015	11,648	16,453
Gross
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,911	27,238	15,774
Increase	487	775	13,339
Decrease	(5,454)	(3,022)	(1,875)
Translation adjustments	0	0	0
Reclassification	74	(80)	0
Ending balance	20,017	24,911	27,238
Gross | Buildings on non-freehold land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,167	12,229	1,458
Increase	0	0	12,218
Decrease	(1,912)	0	0
Translation adjustments	0	0	0
Reclassification	56	(62)	(1,447)
Ending balance	10,311	12,167	12,229
Gross | Scientific equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,080	11,260	10,879
Increase	71	450	556
Decrease	(2,831)	(2,630)	(120)
Translation adjustments	0	0	0
Reclassification	0	0	(54)
Ending balance	6,320	9,080	11,260
Gross | Fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,703	1,592	1,531
Increase	(4)	233	66
Decrease	(234)	(113)	0
Translation adjustments	0	0	0
Reclassification	9	(9)	(5)
Ending balance	1,474	1,703	1,592
Gross | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	99	99	99
Increase	60	0	0
Decrease	(67)	0	0
Translation adjustments	0	0	0
Reclassification	0	0	0
Ending balance	91	99	99
Gross | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,534	1,669	1,446
Increase	30	69	227
Decrease	(18)	(194)	(15)
Translation adjustments	0	0	0
Reclassification	(4)	(11)	11
Ending balance	1,542	1,534	1,669
Gross | Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	329	389	361
Increase	0	8	31
Decrease	(50)	(68)	(3)
Translation adjustments	0	0	0
Reclassification	0	0	0
Ending balance	279	329	389
Gross | In progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Increase	330	15	241
Decrease	(342)	(17)	(1,737)
Translation adjustments	0	0	0
Reclassification	12	2	1,496
Ending balance	0	0	0
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(11,090)	(10,785)	(8,010)
Increase	(2,789)	(3,279)	(2,909)
Decrease	3,587	2,967	133
Translation adjustments	(11)	7	0
Reclassification	0	0	0
Ending balance	(10,304)	(11,090)	(10,785)
Accumulated Depreciation | Buildings on non-freehold land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,603)	(1,216)	(1)
Increase	(1,417)	(1,398)	(1,215)
Decrease	1,120	10	0
Translation adjustments	0	0	0
Reclassification	0	0	0
Ending balance	(2,900)	(2,603)	(1,216)
Accumulated Depreciation | Scientific equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,952)	(7,172)	(5,988)
Increase	(1,061)	(1,368)	(1,303)
Decrease	2,145	2,588	119
Translation adjustments	0	0	0
Reclassification	0	0	0
Ending balance	(4,868)	(5,952)	(7,172)
Accumulated Depreciation | Fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(982)	(875)	(769)
Increase	(91)	(218)	(105)
Decrease	190	107	0
Translation adjustments	(5)	4	0
Reclassification	0	0	0
Ending balance	(888)	(982)	(875)
Accumulated Depreciation | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(85)	(66)	(45)
Increase	(13)	(20)	(21)
Decrease	67	0	0
Translation adjustments	0	0	0
Reclassification	0	0	0
Ending balance	(31)	(85)	(66)
Accumulated Depreciation | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,217)	(1,155)	(915)
Increase	(195)	(260)	(252)
Decrease	14	193	12
Translation adjustments	(6)	4	0
Reclassification	0	0	0
Ending balance	(1,403)	(1,217)	(1,155)
Accumulated Depreciation | Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(251)	(303)	(292)
Increase	(12)	(15)	(13)
Decrease	50	68	3
Translation adjustments	0	(1)	0
Reclassification	0	0	0
Ending balance	(213)	(251)	(303)
Accumulated Depreciation | In progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Increase	0	0	0
Decrease	0	0	0
Translation adjustments	0	0	0
Reclassification	0	0	0
Ending balance	0	0	0
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,172)	0	0
Increase	0	(2,172)	0
Decrease	1,473	0	0
Translation adjustments	0	0	0
Reclassification	0	0	0
Ending balance	(699)	(2,172)	0
Impairment | Buildings on non-freehold land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,182)	0	0
Increase	0	(1,182)	0
Decrease	679	0	0
Translation adjustments	0	0	0
Reclassification	0	0	0
Ending balance	(503)	(1,182)	0
Impairment | Scientific equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(866)	0	0
Increase	0	(866)	0
Decrease	779	0	0
Translation adjustments	0	0	0
Reclassification	0	0	0
Ending balance	(87)	(866)	0
Impairment | Fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(93)	0	0
Increase	0	(93)	0
Decrease	0	0	0
Translation adjustments	0	0	0
Reclassification	0	0	0
Ending balance	(93)	(93)	0
Impairment | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Increase	0	0	0
Decrease	0	0	0
Translation adjustments	0	0	0
Reclassification	0	0	0
Ending balance	0	0	0
Impairment | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(27)	0	0
Increase	0	(27)	0
Decrease	15	0	0
Translation adjustments	0	0	0
Reclassification	0	0	0
Ending balance	(12)	(27)	0
Impairment | Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3)	0	0
Increase	0	(3)	0
Decrease	0	0	0
Translation adjustments	0	0	0
Reclassification	0	0	0
Ending balance	(3)	(3)	0
Impairment | In progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Increase	0	0	0
Decrease	0	0	0
Translation adjustments	0	0	0
Reclassification	0	0	0
Ending balance	€ 0	€ 0	€ 0